Discontinued Operations (Detail Narrative)			1 Months Ended	12 Months Ended
	Dec. 10, 2021 CAD ($) shares	Dec. 10, 2021 USD ($) shares	Nov. 19, 2020 CAD ($)	Aug. 31, 2021 USD ($) shares
Lexaria Canpharm Ulc [Member]
Gross proceeds from sale non-core business assets			$ 3,850,000
Hill Street Beverage Company Inc [Member]
Gross proceeds from sale non-core business assets		$ 350,000
Fair value	$ 500,000
Restricted common shares received from sale of assets, shares | shares	6,031,363	6,031,363
Promissory note received	$ 2,000,000
Interest rate	10.00%	10.00%
Stock issued over allotment | shares				1,693,405
Stock issued over allotment, amount				$ 122,426
Common shares issued on term | shares				5,882,353
Value of common shares received from sale of assets				$ 390,533